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                       SUPPLEMENT TO THE COMMON PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

                   CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
                      CREDIT SUISSE GLOBAL TECHNOLOGY FUND

THE FOLLOWING SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE COMMON CLASS SHARES OF THE ABOVE-NAMED FUNDS (THE "FUNDS").

The Board of Directors of each Fund has approved a sub-advisory agreement with the Japanese affiliate ("CSAM Japan") of the Funds' investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), subject to approval by shareholders of the Funds. The agreement will be presented to the shareholders for their consideration at a special meeting scheduled for May 1, 2002. THERE CAN BE NO ASSURANCE THAT THE NECESSARY APPROVAL BY SHAREHOLDERS OF EITHER FUND WILL BE OBTAINED. Each Fund will consider the approval of the proposed sub-advisory agreement separately, and the approval or disapproval by shareholders of one Fund on the proposed sub-advisory agreement with CSAM Japan will not affect the approval or disapproval by shareholders of the other Fund on the proposed sub-advisory agreement. Regardless of whether the proposed sub-advisory agreement with CSAM Japan is approved by a Fund's shareholders, CSAM will continue to provide advisory services to that Fund.

IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENT WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE FUNDS BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: April 10, 2002                                             WPGHT-16-0402
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                      SUPPLEMENT TO THE CLASS A PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION


                      CREDIT SUISSE GLOBAL TECHNOLOGY FUND


THE FOLLOWING SUPPLEMENTS CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE CLASS A SHARES OF THE ABOVE-NAMED FUND (THE "FUND").

The Board of Directors of the Fund has approved a sub-advisory agreement with the Japanese affiliate ("CSAM Japan") of the Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), subject to approval by shareholders of the Fund. The agreement will be presented to the shareholders for their consideration at a special meeting scheduled for May 1, 2002. THERE CAN BE NO ASSURANCE THAT THE NECESSARY APPROVAL BY SHAREHOLDERS OF THE FUND WILL BE OBTAINED. Regardless of whether the proposed sub-advisory agreement with CSAM Japan is approved by the Fund's shareholders, CSAM will continue to provide advisory services to the Fund.

IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENT WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE FUND BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.



Dated:  April 10, 2002                                            CSGTA-16-0402